Dechert LLP 1900 K Street, N.W. Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax

Stephen Cohen PARTNER STEPHEN.COHEN@DECHERT.COM +1 202 261 3304 DIRECT +1 202 261 3024 FAX

September 2, 2026

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:   UBS Series Funds (the “Registrant”)

File Nos. 333-52965 and 811-08767

Post-Effective Amendment No. 85 to the Registration Statement on Form N-1A

(the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the undersigned hereby certifies, on behalf of the Registrant, (i) that the form of the Registrant’s Prospectuses and Statements of Additional Information for UBS Liquid Assets Government Fund, UBS Select Government Preferred Fund, UBS Select Government Institutional Fund, UBS Select Treasury Preferred Fund, UBS Select Treasury Institutional Fund, UBS Select 100% US Treasury Preferred Fund, UBS Select 100% US Treasury Institutional Fund, UBS Prime Reserves Fund, UBS Prime Preferred Fund, UBS Ultra Short Income Fund, Cantor Fitzgerald Government Money Market Fund, and UBS RMA Government Money Market Fund that would have been filed by the Registrant pursuant to Rule 497(c) under the Act would not have differed from that contained in the Amendment; and (ii) that the text of the Amendment was filed electronically via EDGAR with the Commission on August 27, 2026.

If you have any questions or comments, please contact the undersigned at 202.261.3304.

Very truly yours,

/s/ Stephen T. Cohen

Stephen T. Cohen